PREMISES AND EQUIPMENT - Operating leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
2019	$ 9,568
2020	9,179
2021	8,284
2022	5,016
2023	4,269
Thereafter	15,496
Total	$ 51,812